Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests

The following tables present changes in equity attributable to the Company and equity attributable to our noncontrolling interests, which is included in the equity section of our consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit

Balance at January 1, 2016	$(4,649,565)	$29,212	$(4,620,353)
Net income	990,197	3,915	994,112
Dividends paid to noncontrolling interests	—	(8,980)	(8,980)
Share-based compensation	23,089	—	23,089
Postretirement/pension liability adjustment	2,041	—	2,041
Other comprehensive income	93	—	93

Balance at December 31, 2016	$(3,634,145)	$24,147	$(3,609,998)

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit

Balance at January 1, 2017	$(3,634,145)	$24,147	$(3,609,998)
Net income (loss)	(178,728)	3,914	(174,814)
Dividends paid to noncontrolling interests	—	(8,755)	(8,755)
Share-based compensation	16,472	—	16,472
Postretirement/pension liability adjustment	(11,801)	—	(11,801)
Other comprehensive income	332	—	332

Balance at December 31, 2017	$(3,807,870)	$19,306	$(3,788,564)